CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (PARENTHETICAL)	Dec. 31, 2022 $ / shares
Preferred stock, par value (in USD per share)	$ 0.0001
Common stock, par value (in USD per share)	0.0001
Preferred Stock
Preferred stock, par value (in USD per share)	0.0001
Common Stock
Common stock, par value (in USD per share)	0.0001
Common Stock | Series Y Preferred Units
Common stock, par value (in USD per share)	0.00001
Common Stock | Series X, Ordinary Units
Common stock, par value (in USD per share)	$ 0.00001